UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-07678)

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Jill M. Stevenson

800 Nicollet Mall Minneapolis, MN 55402

(Name and address of agent for service)

800-677-3863

Registrant’s telephone number, including area code

Date of fiscal year end: 06/30

Date of reporting period: 05/31/14

Item 1. Schedule of Investments

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
(Percentages of each investment category relate to total net assets applicable to outstanding common shares)
Municipal Long-Term Investments — 146.8%
Arizona — 2.8%
Revenue Bonds — 2.8%
Apache County Industrial Development Authority, Tucson Electric Power Company, Series 2012-A, 4.50%, 3/1/30	$330,000	$344,243
Maricopa County Industrial Development Authority, Health Facilities, Catholic Healthcare West, Series 2007-A, 5.25%, 7/1/32	2,000,000	2,096,100

		2,440,343

California — 13.7%
Revenue Bonds — 2.6%
Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2005-A-2 (AMT), 5.40%, 4/1/25	1,000,000	1,037,260
State Communities Development Authority, Children’s Hospital, Series 2007, 5.00%, 8/15/47	1,000,000	1,012,810
State Health Facilities Financing Authority, St. Joseph Health System, Series 2013-A, 5.00%, 7/1/37	180,000	199,670
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series 2006-A (AMBAC) (AMT), 5.00%, 12/1/22	100,000	100,373

		2,350,113

General Obligations — 10.1%
Los Rios Community College District, Series 2009-D, 5.38%, 8/1/34	2,000,000	2,296,600
Mount San Antonio Community College District, Election 2008, Series 2013-A, Convertible (CAB), 6.25%, 8/1/43 X	1,160,000	663,961
Poway Unified School District, Series 2011-B, Zero Coupon Bond, 4.79%, 8/1/41 °	2,000,000	552,700
Rialto Unified School District, Election 2010, Series 2011-A, Convertible (CAB) (AGM), 0.00% through 8/1/26, thereafter, 7.35%, 8/1/41 X	5,000,000	3,224,850
West Contra Costa Unified School District, Election 2010, Series 2011-A-1, 5.00%, 8/1/41	2,000,000	2,154,480

		8,892,591

Tax Allocation Bonds — 1.0%
Davis Redevelopment Agency, Series 2011-A, 7.00%, 12/1/36	260,000	314,439
Lynwood Redevelopment Agency, Series 2011-A, 7.00%, 9/1/31	250,000	305,423
Santee Community Development Commission, Series 2011-A, 7.00%, 8/1/31	220,000	266,600

		886,462

		12,129,166

Colorado — 12.8%
Revenue Bonds — 11.2%
Denver City & County, Airport System, Series 2013-A (AMT), 5.25%, 11/15/43	1,000,000	1,073,170
E-470 Public Highway Authority, Capital Appreciation, Series 2000-B, Zero Coupon Bond (NATL), °
4.68%, 9/1/29	955,000	471,589
4.85%, 9/1/30	2,035,000	933,923
4.82%, 9/1/31	50,000	21,983
5.05%, 9/1/32	2,795,000	1,124,708
5.16%, 9/1/33	50,000	18,749
E-470 Public Highway Authority, Capital Appreciation, Series 2004-A, Zero Coupon Bond (NATL), 4.49%, 9/1/28 °	350,000	185,871
E-470 Public Highway Authority, Capital Appreciation, Series 2004-B, Zero Coupon Bond (NATL), 4.61%, 9/1/28 °	345,000	166,011
E-470 Public Highway Authority, Capital Appreciation, Series 2010, Zero Coupon Bond, °
5.06%, 9/1/35	275,000	95,100
5.15%, 9/1/37	150,000	45,994
5.18%, 9/1/38	25,000	7,237
5.25%, 9/1/39	20,000	5,407
5.35%, 9/1/41	110,000	26,110
State Health Facilities Authority, Evangelical Lutheran,

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
5.00%, 6/1/29, Series 2005	$1,000,000	$1,020,800
5.63%, 6/1/43, Series 2013	220,000	242,607
State Health Facilities Authority, Poudre Valley, Series 2005-B (AGM), 5.25%, 3/1/36	2,090,000	2,250,324
State Health Facilities Authority, Valley View Hospital Association, Series 2008, 5.50%, 5/15/28	750,000	789,675
State Health Facilities Authority, Volunteers of America Care, Series 2007-A, 5.00%, 7/1/15	250,000	250,460
State Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project, Series 2004 (AMT), 5.70%, 7/1/18	1,000,000	1,136,040
Water Reserve & Power Development Authority, Clean Water, Series 1996-A, 5.90%, 9/1/16	10,000	10,048

		9,875,806

General Obligations — 1.6%
Brighton Crossing Metropolitan District No. 4, Series 2013, 7.00%, 12/1/23	1,000,000	1,021,950
Willow Trace Metropolitan District, Series 2006-A (AGC), 4.45%, 12/1/35	350,000	351,617

		1,373,567

		11,249,373

Florida — 9.7%
Revenue Bonds — 9.7%
Bay County, Educational Facilities, Series 2013-A
5.00%, 9/1/45	450,000	423,581
5.00%, 9/1/48	850,000	796,696
City of Atlantic Beach, Health Care Facilities, Series 2013-A, 5.00%, 11/15/37	1,480,000	1,529,550
City of Cape Coral, Water & Sewer, Series 2011 (AGM), 5.00%, 10/1/41	1,000,000	1,072,840
Miami-Dade County Educational Facilities Authority, University of Miami, Series 2008-A, 5.20%, 4/1/24	1,000,000	1,079,440
Miami-Dade County Water & Sewer Systems, Series 2010 (AGM), 5.00%, 10/1/39	1,000,000	1,072,780
Palm Beach County Health Facilities Authority, Abbey Delray South, Series 2003, 5.45%, 10/1/15	1,100,000	1,103,872
Palm Beach County Health Facilities Authority, Waterford Project, Series 2007, 5.88%, 11/15/37	1,300,000	1,395,342
State Development Finance Corporation Education Facilities, Renaissance Charter School, Inc. Projects, Series 2012-A, 6.13%, 6/15/43	100,000	95,755

		8,569,856

Georgia — 0.8%
Revenue Bond — 0.8%
Fulton County Development Authority, Maxon Atlantic Station, Fulton Cooling, Series 2005-A (AMT) (Optional Put 3/1/15 @ 100), 5.13%, 3/1/26	700,000	704,039

Illinois — 7.5%
Revenue Bonds — 4.4%
Metropolitan Pier & Exposition Authority, Capital Appreciation, McCormick, Series 2002-A, Zero Coupon Bond (NATL), 4.81%, 12/15/34 °	5,000,000	1,883,400
State Finance Authority, Capital Appreciation, Clare Water Tower, Series 2010-B, Zero Coupon Bond, 0.00%, 5/15/50 ¥ ° ¿	186,436	2
State Finance Authority, Clare Water Tower, Series 2010-A, 6.00%, 5/15/28 ¥ ¿	390,340	4
State Finance Authority, Rehabilitation Institute of Chicago, Series 2013-A, 6.00%, 7/1/43	390,000	434,756
State Finance Authority, Rush University Medical Center, Series 2006-B (NATL), 5.25%, 11/1/35	1,000,000	1,052,210
State Finance Authority, Three Crowns Park Plaza, Series 2006-A, 5.88%, 2/15/26 ¥	500,000	506,955

		3,877,327

General Obligations — 3.1%
McCook, Series 2008, 5.20%, 12/1/30	1,525,000	1,704,767
State of Illinois,
5.50%, 7/1/38, Series 2013	275,000	300,891
5.00%, 5/1/36, Series 2014	680,000	714,721

		2,720,379

		6,597,706

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Indiana — 4.9%
Revenue Bonds — 4.9%
City of Valparaiso, Exempt Facilities, Pratt Paper LLC Project, Series 2013 (AMT), 7.00%, 1/1/44	$1,275,000	$1,419,955
State Finance Authority, Tax-Exempt Private Activity, Ohio River Bridges East End Crossing Project, Series 2013-A (AMT), 5.00%, 7/1/48	820,000	844,100
State Health & Educational Facility Financing Authority, Sisters of St. Francis, Series 2006 (AGM),
5.25%, 11/1/25	475,000	521,080
5.25%, 11/1/29	530,000	571,329
State Health Facility Financing Authority, Columbus Regional Hospital, Series 1993 (AGM), 7.00%, 8/15/15	895,000	928,106

		4,284,570

Iowa — 2.5%
Revenue Bonds — 2.5%
Sheldon Health Care Facilities, Northwest Iowa Health Center Project, Series 1994, 6.15%, 3/1/16	330,000	331,241
State Finance Authority, Midwestern Disaster Area, Alcoa Project, Series 2012, 4.75%, 8/1/42	1,500,000	1,476,990
State Higher Education Loan Authority, Upper Iowa University Project, Series 2013, 5.00%, 9/1/43	485,000	436,902

		2,245,133

Kansas — 3.2%
Revenue Bonds — 3.2%
Olathe Health Facilities, Olathe Medical Center, Series 2008, 5.00%, 9/1/29	1,000,000	1,041,310
State Development Finance Authority, Hospital, Adventist Health, Series 2009, 5.50%, 11/15/29	1,540,000	1,747,423

		2,788,733

Kentucky — 4.6%
Revenue Bonds — 4.6%
Louisville & Jefferson County Metropolitan Government, College, Bellarmine University, Series 2008-A, 6.00%, 5/1/38	2,500,000	2,651,700
Pikeville Medical Center, Series 2011, 6.50%, 3/1/41	1,250,000	1,425,300

		4,077,000

Louisiana — 1.4%
Revenue Bond — 1.4%
State Public Facilities Authority, Dock & Wharf, Impala Warehousing LLC Project, Series 2013 (AMT), 6.50%, 7/1/36	1,210,000	1,268,649

Maine — 1.2%
Revenue Bond — 1.2%
State Health & Higher Educational Facilities Authority, General Medical Center, Series 2011, 6.75%, 7/1/41	1,000,000	1,097,040

Massachusetts — 8.7%
Revenue Bonds — 8.7%
State Development Finance Agency, Covanta Energy Project, Series 2012-C (AMT), 5.25%, 11/1/42	750,000	761,678
State Development Finance Agency, Loomis Communities, Series 2013-A, 5.13%, 1/1/25	1,220,000	1,341,195
State Development Finance Agency, M/SBRC Project, Series 2002-A (NATL), 5.13%, 2/1/34	1,000,000	1,000,690
State Development Financing Agency, AdventCare Project, ¥
6.75%, 10/15/37, Series 2007-A	650,000	674,362
7.63%, 10/15/37, Series 2010	870,000	965,987
State Development Financing Agency, Education Facility, Academy of the Pacific Rim, Series 2006-A (ACA), 5.13%, 6/1/31	1,825,000	1,800,563
State Health & Educational Facilities Authority, Suffolk University, Series 2009-A, 5.75%, 7/1/39	1,000,000	1,085,050

		7,629,525

Michigan — 1.5%
Revenue Bond — 1.5%
State Strategic Fund, Michigan House of Representatives, Series 2008-A (AGC), 5.25%, 10/15/23	1,165,000	1,318,104

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Minnesota — 10.9%
Revenue Bonds — 10.9%
Baytown Township, St. Croix Preparatory Academy Project, Series 2012, 5.75%, 8/1/42	$1,000,000	$1,001,010
Cuyuna Range Hospital District, Health Facilities, Series 2007, 5.00%, 6/1/29	1,000,000	1,017,550
St. Louis Park Health Care Facilities, Park Nicollet Health Service, Series 2009, 5.75%, 7/1/39	2,000,000	2,172,020
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series 2006-A, 5.00%, 12/1/36	875,000	878,509
St. Paul Housing & Redevelopment Authority, Episcopal Homes Project, Series 2013
5.00%, 5/1/33	500,000	488,615
5.13%, 5/1/48	1,000,000	959,130
St. Paul Housing & Redevelopment Authority, Health Care Facility, HealthPartners Obligation Group Project, Series 2006, 5.25%, 5/15/36	495,000	511,919
St. Paul Housing & Redevelopment Authority, Tax Increment, Upper Landing Project, Series 2012, 5.00%, 9/1/26	400,000	413,204
St. Paul Housing & Redevelopment Hospital Authority, Health East Project, Series 2005, 5.00%, 11/15/17	1,400,000	1,471,764
State Agricultural & Economic Development Board, Fairview Health Care System, Series 2000-A, 6.38%, 11/15/29	30,000	30,135
Worthington Housing Authority, Meadows Worthington Project, Series 2007-A, 5.25%, 11/1/28 ¥	675,000	677,808

		9,621,664

Mississippi — 2.8%
General Obligations — 2.8%
State Development Bank Special Obligation, Jackson, Series 2009,
5.50%, 1/1/23	1,325,000	1,493,739
5.80%, 1/1/24	850,000	963,313

		2,457,052

Missouri — 4.2%
Revenue Bonds — 4.2%
Boone County, Boone Hospital Center, Series 2008, 5.63%, 8/1/38	1,500,000	1,617,150
City of St Louis, Airport, Series 2012 (AMT), 4.25%, 7/1/29	490,000	491,985
North Central Regional Water System, Series 2006, 5.00%, 1/1/37 ¥	1,000,000	1,017,660
St. Louis County Industrial Development Authority, Friendship Village Chesterfield, Series 2012, 5.00%, 9/1/42	575,000	577,656

		3,704,451

Montana — 0.7%
Revenue Bond — 0.7%
Forsyth Pollution Control, Northwestern Corporation, Series 2006 (AMBAC), 4.65%, 8/1/23	600,000	646,452

Nebraska — 6.0%
Revenue Bonds — 6.0%
Central Plains Energy Project, Gas Project, Project No. 3, Series 2012, 5.00%, 9/1/32	1,500,000	1,582,875
University of Nebraska, Omaha Health & Recreation Project, Series 2008,
5.00%, 5/15/33	1,250,000	1,378,950
5.00%, 5/15/38	2,100,000	2,285,388

		5,247,213

New Jersey — 1.1%
Revenue Bond — 1.1%
Camden County Improvement Authority, Health Care Redevelopment Project, The Cooper Health System, Series 2013-A, 5.75%, 2/15/42	905,000	987,056

New Mexico — 0.0%
Revenue Bond — 0.0%
State Mortgage Finance Authority, Series 1994-A (FHA) (FMHA) (VA), 6.88%, 1/1/25	30,000	31,417

North Carolina — 1.8%
Revenue Bond — 1.8%
State Capital Facilities Finance Agency, Meredith College, Series 2008, 6.13%, 6/1/35	1,500,000	1,614,525

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR	FAIR VALUE ¶
Ohio — 3.5%
Revenue Bonds — 3.5%
Miami County Hospital Facilities, Upper Valley Medical Center, Series 2006, 5.25%, 5/15/26	$1,000,000	$1,065,540
Muskingum County Hospital Facilities, Genesis HealthCare System Obligated Group Project, Series 2013, 5.00%, 2/15/33	2,000,000	2,005,460

		3,071,000

Oregon — 1.2%
Revenue Bond — 1.2%
City of Portland, Sewer System, Second Lien, Series 2006-B (NATL), 5.00%, 6/15/24	1,000,000	1,088,630

Pennsylvania — 8.6%
Revenue Bonds — 5.9%
Chartiers Valley Industrial & Commercial Development Authority, Friendship Village South, Series 2003-A, 5.75%, 8/15/20	1,000,000	1,002,060
Delaware County College Authority, Neumann College, Series 2008, 6.00%, 10/1/30	1,000,000	1,056,000
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care, Series 2005, 6.25%, 2/1/35	1,000,000	1,012,130
Pennsylvania Turnpike Commission, Series 2014-A, 5.00%, 12/1/38	2,000,000	2,168,360

		5,238,550

General Obligation — 2.7%
Commonwealth of Pennsylvania, First Series 2012, 5.00%, 6/1/24	2,000,000	2,385,940

		7,624,490

South Carolina — 3.8%
Revenue Bonds — 3.8%
Environmental Improvement, Georgetown County, International Paper, Series 2005-A (AMT), 5.55%, 12/1/29	650,000	665,886
State Educational Facilities Authority, Wofford College, Series 2007-A, 4.50%, 4/1/30	750,000	770,048
State Public Service Authority, Santee Cooper, Series 2006-A (NATL), 5.00%, 1/1/30	1,800,000	1,889,640

		3,325,574

South Dakota — 4.0%
Revenue Bonds — 4.0%
City of Deadwood, Sales Tax, Series 2009-B, 6.25%, 12/1/28 ¥	1,300,000	1,425,099
State Economic Development Finance Authority, Pooled Loan Program, Davis Family, Series 2004-A (AMT), 6.00%, 4/1/29	1,000,000	1,004,260
State Health & Educational Facilities Authority, Vocational Education Program, Series 2008 (AGC), 5.50%, 8/1/38	1,000,000	1,128,870

		3,558,229

Texas — 18.1%
Revenue Bonds — 11.1%
Clifton Higher Education Finance, Education IDEA Public School, Series 2013, 6.00%, 8/15/43	1,000,000	1,137,850
Gulf Coast Industrial Development Authority, Solid Waste Disposal, CITGO Petroleum Corporation Project, Series 1995 (AMT), 4.88%, 5/1/25	215,000	219,223
North Texas Tollway Authority, First Tier, Series 2008-E-3 (Mandatory Put 1/1/16 @ 100), 5.75%, 1/1/38	500,000	537,605
North Texas Tollway Authority, Second Tier, Series 2008-F, 5.75%, 1/1/38	1,000,000	1,105,720
State Private Activity Bond Surface Transportation, Senior Lein, NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility, Series 2013 (AMT), 6.75%, 6/30/43	380,000	460,123
Tarrant County Cultural Education, Hendrick Medical Center Project, Series 2009-B (AGC), 5.25%, 9/1/26	1,300,000	1,431,586
Tarrant County Cultural Education, Northwest Senior Housing, Edgemere Project, Series 2006-A, 6.00%, 11/15/26 ¥	600,000	625,104
Texas Transportation Commission State Highway Fund, Series 2014-A, 5.00%, 4/1/22	2,000,000	2,447,000
Travis County Health Facilities Development Authority, Retirement Facility, Querencia Barton Creek Project, Series 2005 ¥
5.50%, 11/15/25	200,000	202,282

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

DESCRIPTION	PAR/ SHARES	FAIR VALUE ¶
5.65%, 11/15/35	$1,600,000	$1,607,696

		9,774,189

General Obligations — 7.0%
Humble Independent School District, Series 2008-A (AGC), 5.25%, 2/15/22	1,000,000	1,139,850
Plano Independent School District, Series 2008-A, 5.25%, 2/15/34	3,500,000	3,930,710
Round Rock Independent School District, Series 2009, 5.00%, 8/1/27	1,000,000	1,140,540

		6,211,100

		15,985,289

Virginia — 1.9%
Revenue Bonds — 1.9%
City of Chesapeake, Transportation System Senior Toll Road, Series 2012-B, Convertible (CAB), 0.00% through 7/15/23, thereafter, 4.88%, 7/15/40 X	170,000	99,436
Fairfax County Redevelopment & Housing Authority, Multifamily Housing, FHA-Insured Mortgage - Cedar Ridge Project, Series 2007 (AMT), 4.85%, 10/1/48	1,000,000	1,006,580
Virginia Small Business Financing Authority, Elizabeth River Crossings, Series 2012 (AMT), 5.50%, 1/1/42	500,000	531,815

		1,637,831

Washington — 2.9%
Revenue Bonds — 2.9%
State Health Care Facilities Authority, Central Washington Health Services, Series 2009, 6.25%, 7/1/24	2,000,000	2,253,160
State Housing Finance Commission, Riverview Retirement Community, Series 2012, 5.00%, 1/1/48	320,000	314,614

		2,567,774

Total Municipal Long-Term Investments (Cost: $119,234,009)		129,567,884

Short-Term Investment — 0.2%
First American Tax Free Obligations Fund, Class Z, 0.00% W (Cost: $173,556)	173,556	173,556

Total Investments ▲ — 147.0% (Cost: $119,407,565)		129,741,440

Preferred Shares at Liquidation Value — (49.3)%		(43,500,000)

Other Assets and Liabilities, Net — 2.3%		2,005,543

Total Net Assets Applicable to Outstanding Common Shares — 100.0%		$88,246,983

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

¶	Security valuations for the fund’s investments are generally furnished by an independent pricing service that has been approved by the fund’s board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by the fund, are priced as follows: exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by the fund’s investment advisor, U.S. Bancorp Asset Management, Inc. (“USBAM”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Swaps and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are internally valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. As of May 31, 2014, the fund held no internally fair valued securities.

X	Convertible Capital Appreciation Bonds (Convertible CABs) initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¯	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of May 31, 2014.

¥	Security considered illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of May 31, 2014, the fair value of these investments was $7,702,959 or 8.7% of total net assets applicable to outstanding common shares.

¿	Security is currently in default with regards to scheduled interest and/or principal payments.

W	Investment in affiliated security. This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for the fund. The rate shown is the annualized seven-day effective yield as of May 31, 2014.

▲	On May 31, 2014, the cost of investments for federal income tax purposes was approximately $119,407,565. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$11,053,302
Gross unrealized depreciation	(719,427)

Net unrealized appreciation	$10,333,875

ACA	- ACA Financial Guaranty Corporation
AGC	- Assured Guaranty Corporation
AGM	- Assured Guaranty Municipal Corporation
AMBAC	- American Municipal Bond Assurance Corporation
AMT	- Alternative Minimum Tax. As of May 31, 2014, the aggregate fair value of securities subject to the AMT was $12,725,136, which represents 14.4% of total net assets applicable to common shares.
CAB	- Capital Appreciation Bond
FHA	- Federal Housing Administration
FMHA	- Farmers Home Administration
NATL	- National Public Finance Guarantee Corporation
VA	- Veterans Administration

Summary of Fair Value Exposure

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a three-tier fair value hierarchy for observable and unobservable inputs used in measuring fair value. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability and are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. Fair value inputs are summarized in the three broad levels listed below:

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Schedule of Investments	May 31, 2014 (unaudited)

American Municipal Income Portfolio (XAA)

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there is limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.

The fair value levels are not necessarily an indication of the risk associated with investing in these investments.

As of May 31, 2014, the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Total Fair Value
Investments
Municipal Long-Term Investments	$—	$129,567,884	$—	$129,567,884
Short-Term Investment	173,556	—	—	173,556

Total Investments	$173,556	$129,567,884	$—	$129,741,440

During the period ended May 31, 2014, the fund recognized no transfers between fair value levels.

AMERICAN MUNICIPAL INCOME PORTFOLIO      |      2014 QUARTERLY REPORT

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date: July 30, 2014

By:	/s/ Jill M. Stevenson
Jill M. Stevenson
Treasurer

Date: July 30, 2014